Assets Held For Sale	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Assets Held For Sale	Dispositions
WGL Midstream Assets

On April 23, 2021, AltaGas completed the sale of the majority of WGL Midstream's commodity business for cash proceeds of approximately $341 million (US$275 million). The disposition included goodwill of $13 million (Note 11). For the year ended December 31, 2021, AltaGas recognized a pre-tax gain on disposition of approximately $3 million in the Consolidated Statements of Income under the line item "other income".

Distributed Generation Assets

In the second quarter of 2021, all consents and approvals were obtained and AltaGas transferred ownership of the last remaining distributed generation project that was previously classified as held for sale. For the year ended December 31, 2021, AltaGas recognized a pre-tax loss on disposition of approximately $1 million in the Consolidated Statements of Income under the line item "other income" related to projects transferred in 2021.

Other Midstream Asset Sales

In 2021, additional minor asset sales within the Midstream segment were completed for cash proceeds of approximately $5 million. As a result, AltaGas recognized a pre-tax gain on disposition of approximately $1 million in the Consolidated Statements of Income under the line item "other income" for the year ended December 31, 2021.

Petrogas Propane Distribution Assets

In the third quarter of 2021, AltaGas completed the sale of certain Petrogas propane distribution assets for cash proceeds of less than $1 million. As a result, AltaGas recognized a pre-tax loss on disposition of less than $1 million in the Consolidated Statements of Income under the line item "other income" for the year ended December 31, 2021.

Meade Escrow Proceeds

In 2019, AltaGas completed the disposition of its investment in Meade Pipeline Co. LLC (Meade), which held WGL Midstream's indirect, non-operating interest in the Central Penn pipeline. Upon close of the sale, various escrow accounts were established to provide the purchaser a form of recourse for the settlement of indemnification obligations. In 2021, AltaGas received approximately $3 million (US$2 million) cash proceeds from the indemnity escrow account. As a result, AltaGas recognized a pre-tax gain on disposition of approximately $3 million in the Consolidated Statements of Income under the line item "other income" for the year ended December 31, 2021.
Assets Held For Sale

As at	December 31, 2021	December 31, 2020
Assets held for sale
Property, plant and equipment	$—	$4
	$—	$4

Liabilities associated with assets held for sale
Unamortized investment tax credits	$—	$1
	$—	$1
Distributed Generation Assets
Assets held for sale and liabilities associated with assets held for sale at December 31, 2020 related to the last remaining distributed generation project which had not yet transferred to the purchaser. This project transferred to the purchaser in the second quarter of 2021 (Note 4) and as such, there are no longer any distributed generation assets held for sale at December 31, 2021.